Accumulated Other Comprehensive Income (Loss) - Components of Amounts Reclassified from Accumulated Other Comprehensive Income Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency Translation Adjustments	$ (25)
Derivative Financial Instruments	(8)	22	(35)
Defined Benefit Plans	(7)	(4)	(6)
Total	(40)	18	(41)
Revenue [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency Translation Adjustments
Derivative Financial Instruments	(16)	6	(11)
Defined Benefit Plans
Total	(16)	6	(11)
Cost of revenue [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency Translation Adjustments
Derivative Financial Instruments	6	26	(38)
Defined Benefit Plans
Total	6	26	(38)
Selling, general, and administrative [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency Translation Adjustments
Derivative Financial Instruments
Defined Benefit Plans	(8)	(6)	(7)
Total	(8)	(6)	(7)
Other income (expense), net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency Translation Adjustments	(25)
Derivative Financial Instruments
Defined Benefit Plans
Total	(25)
Tax effect [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency Translation Adjustments
Derivative Financial Instruments	2	(10)	14
Defined Benefit Plans	1	2	1
Total	$ 3	$ (8)	$ 15